UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-08035

                              AFBA 5Star Fund, Inc.
               (Exact name of registrant as specified in charter)

                            909 N. Washington Street
                              Alexandria, VA 22314
               (Address of principal executive offices) (Zip code)

                               Michael E. Houchins
                            909 N. Washington Street
                              Alexandria, VA 22314
                     (Name and address of agent for service)

                  Registrant's telephone number, including area
                               code: 703-706-5942

                        Date of fiscal year end: March 31

                   Date of reporting period: December 31, 2005

Item 1. Schedule of Investments.
The Schedules of Investments are attached herewith.

AFBA 5STAR
BALANCED FUND
================================================================================

SCHEDULE OF INVESTMENTS
DECEMBER 31, 2005 (UNAUDITED)

SHARES             COMPANY                                                              MARKET VALUE
-----------------------------------------------------------------------------------------------------
COMMON STOCKS -- 52.39%
CONSUMER STAPLES -- 10.42%
            10,000 Anheuser-Busch Companies, Inc.                                       $    429,600
            10,000 Campbell Soup Co.                                                         297,700
            30,000 The Coca-Cola Co.                                                       1,209,300
            10,000 Colgate-Palmolive Co.                                                     548,500
            30,000 ConAgra Foods, Inc.                                                       608,400
            10,000 Costco Wholesale Corp.                                                    494,700
            20,000 Eastman Kodak Co.                                                         468,000
            15,000 General Mills, Inc.                                                       739,800
            15,000 H.J. Heinz Co.                                                            505,800
            10,000 Kellog Co.                                                                432,200
             5,000 Kimberly-Clark Corp.                                                      298,250
            10,000 PepsiCo, Inc.                                                             590,800
            10,000 Sara Lee Corp.                                                            189,000
            10,000 Wrigley, (Wm.) Jr. Co.                                                    664,900
                   ----------------------------------------------------------------------------------
                                                                                           7,476,950

ENERGY -- 17.24%
             5,000 Amerada Hess Corp.                                                        634,100
            10,000 Anadarko Petroleum Corp.                                                  947,500
            15,000 Apache Corp.                                                            1,027,800
            20,000 BP PLC (a)                                                              1,284,400
            30,000 Chevron Corp.                                                           1,703,100
            30,000 ConocoPhillips                                                          1,745,400
             1,565 Eagle Geophysical, Inc.*                                                   12,129
            20,000 Exxon Mobil Corp.                                                       1,123,400
            10,000 Frontier Oil Corp.                                                        375,300
            15,000 Kerr-McGee Corp.                                                        1,362,900
            25,000 Marathon Oil Corp.                                                      1,524,250
            10,000 Suncor Energy, Inc.                                                       631,300
                   ----------------------------------------------------------------------------------
                                                                                          12,371,579

FINANCIALS -- 13.09%
            10,000 The Allstate Corp.                                                        540,700
            30,000 Bank of America Corp.                                                   1,384,500
            10,000 The Chubb Corp.                                                           976,500
            15,000 Cincinnati Financial Corp.                                                670,200
            20,000 Citigroup, Inc.                                                           970,600
            20,000 JPMorgan Chase & Co.                                                      793,800
            10,000 KeyCorp                                                                   329,300
             5,000 Lincoln National Corp.                                                    265,150
            10,000 Marshall & Ilsley Corp.                                                   430,400
            10,000 Northern Trust Corp.                                                      518,200
            15,000 Regions Financial Corp.                                                   512,400
            25,000 U.S. Bancorp                                                              747,250
            20,000 Washington Mutual, Inc.                                                   870,000
            10,000 Wilmington Trust Corp.                                                    389,100
                   ----------------------------------------------------------------------------------
                                                                                           9,398,100

AFBA 5STAR
BALANCED FUND (CONTINUED)
================================================================================
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2005 (UNAUDITED)

SHARES OR
FACE AMOUNT        COMPANY                                                                MARKET VALUE
-----------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
HEALTH CARE -- 3.85%
            20,000 Abbott Laboratories                                                  $    788,600
            10,000 Baxter International, Inc.                                                376,500
             5,000 GlaxoSmithKline PLC (a)                                                   252,400
            10,000 Johnson & Johnson                                                         601,000
             5,000 Lilly (Eli), and Co.                                                      282,950
            10,000 Wyeth                                                                     460,700
                   ----------------------------------------------------------------------------------
                                                                                           2,762,150

INDUSTRIALS -- 5.04%
             5,000 FedEx Corp.                                                               516,950
            15,000 General Electric Co.                                                      525,750
             5,000 Lockheed Martin Corp.                                                     318,150
            10,000 Northrop Grumman Corp.                                                    601,100
            20,000 Pitney Bowes, Inc.                                                        845,000
            10,000 The ServiceMaster Co.                                                     119,500
            25,000 Southwest Airlines Co.                                                    410,750
             5,000 United Technologies Corp.                                                 279,550
                   ----------------------------------------------------------------------------------
                                                                                           3,616,750

INFORMATION TECHNOLOGY -- 2.75%
            10,000 International Business Machines Corp.                                     822,000
            20,000 Intel Corp.                                                               499,200
            25,000 Microsoft Corp.                                                           653,750
                   ----------------------------------------------------------------------------------
                                                                                           1,974,950

TOTAL COMMON STOCKS                                                                       37,600,479
-----------------------------------------------------------------------------------------------------
(COST $29,764,714)

CONVERTIBLE PREFERRED STOCKS -- 2.78%
            30,600 ICO, Inc.,1.6875%, 12/31/49 *                                             701,811
            25,000 TXI Capital Trust, Inc., 5.50%, 6/30/28                                 1,292,500
                   ----------------------------------------------------------------------------------

TOTAL CONVERTIBLE PREFERRED STOCKS                                                         1,994,311
-----------------------------------------------------------------------------------------------------
(COST $1,406,124)

CORPORATE BONDS - 17.56%
         $ 100,000 Alpharma, Inc., 8.625% due 5/1/11                                         109,125
         1,300,000 Chaparral Steel Co., 10.00% due 7/15/13                                 1,407,250
           200,000 Eagle Geophysical, Inc., 10.75% due 7/15/08 (c) (d)                            --
           100,000 Fisher Communications, Inc., 8.625% due 9/15/14                           106,000
         1,000,000 General Motors Acceptance Corp., 8.00% due 11/1/31                        960,419
           500,000 Greenbrier Companies Inc., 8.375% due 5/15/15                             512,500
           500,000 Greenbrier Companies Inc., 8.375% due 5/15/15 (b)                         512,500
           375,000 Host Marriott LP, 9.25% due 10/1/07                                       397,500


AFBA 5STAR
BALANCED FUND (CONTINUED)
================================================================================
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2005 (UNAUDITED)

SHARES OR
FACE AMOUNT        COMPANY                                                               MARKET VALUE
-----------------------------------------------------------------------------------------------------
CORPORATE BONDS (continued)
       $ 1,500,000 Interface, Inc., 9.50% due 2/1/14                                    $  1,500,000
           100,000 Inverness Medical Innovations, 8.75% due 2/15/12                          102,000
            25,000 Kaiser Aluminum & Chemical, 12.75% due 2/1/03  (c)                          1,312
            75,000 Mail-Well Corp., 9.625% due 3/15/12 (b)                                    81,375
           215,000 Mandaley Resort Group, 7.625% due 7/15/13                                 224,138
           200,000 MGM Mirage, Inc., 8.375% due 2/1/11                                       215,000
           692,000 Mikohn Gaming, 11.875% due 8/15/08                                        736,980
           100,000 Park Place Entertainment, 8.125% due 5/15/11                              110,875
           350,000 Park Place Entertainment, 8.875% due 9/15/08                              379,312
           500,000 Penn National Gaming, Inc., 8.875% due 3/15/10                            527,500
               678 Philip Services, 6.00% due 4/15/10 (d) (e)                                      -
           250,000 PPC Escrow Corp., 9.25% due 11/15/13 (b)                                  268,125
           500,000 Rite Aid Corp., 7.5% due 01/15/15                                         475,000
            50,000 Swift Energy Co., 9.375% due 5/1/12                                        54,000
         2,300,000 United Refining Co., 10.5% due 8/15/12                                  2,472,500
            60,000 Wal-Mart Stores, 8.75% due 12/29/06                                        60,175
         1,500,000 Warner Chilcott Corp., 8.75% due 2/01/15 (b)                            1,387,500
           200,000 Williams Communications Group, Inc., 10.875% due 10/1/09 (c) (d)               --
-----------------------------------------------------------------------------------------------------

TOTAL CORPORATE BONDS                                                                     12,601,086
-----------------------------------------------------------------------------------------------------
(COST $12,153,818)

CONVERTIBLE CORPORATE BONDS - 12.93%
         1,300,000 Amylin Pharmaceuticals, Inc. 2.50% due 4/15/11                          1,670,500
           150,000 Axcan Pharma, Inc., 4.25% due 4/15/08                                     170,625
         1,800,000 Bisys Group, Inc., 4.00% due 3/15/06                                    1,791,000
         1,500,000 Jetblue Airways Corp., 3.75% due 3/15/35                                1,663,125
         2,100,000 Lions Gate Entertainment, 2.9375 % due 10/15/24                         1,834,875
         1,000,000 Lions Gate Entertainment, 3.625 % due 03/15/25                            863,750
           500,000 Lions Gate Entertainment, 4.875 % due 12/15/10                            767,500
           500,000 Magna Entertainment Corp., 7.25% due 12/15/09                             516,875
             2,000 Moran Energy, Inc., 8.75% due 1/15/08                                       1,970
            21,178 Philip Services Corp., 3.00% due 4/15/20 (d) (f)                                2
-----------------------------------------------------------------------------------------------------

TOTAL CONVERTIBLE CORPORATE BONDS                                                          9,280,222
-----------------------------------------------------------------------------------------------------
(COST $8,764,857)

SHORT TERM OBLIGATIONS - 13.91%
         9,983,075 United States Treasury Bill, due 1/19/2006                              9,983,075
-----------------------------------------------------------------------------------------------------

TOTAL SHORT TERM OBLIGATIONS                                                               9,983,075
-----------------------------------------------------------------------------------------------------
(COST $9,983,075)

MONEY MARKET ACCOUNT - 0.45%
           324,238 PNC Bank Money Market                                                     324,238
-----------------------------------------------------------------------------------------------------

TOTAL MONEY MARKET ACCOUNT                                                                   324,238
-----------------------------------------------------------------------------------------------------
(COST $324,238)

AFBA 5STAR
BALANCED FUND (CONTINUED)
================================================================================
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2005 (UNAUDITED)

TOTAL INVESTMENTS -  100.02%                                                            $ 71,783,411
(COST $63,396,826)

Liabilities in excess of other assets --( 0.02%)                                             (11,310)
                                                                                        -------------

TOTAL NET ASSETS - 100.00%                                                              $ 71,772,101
                                                                                        =============


(A)     - AMERICAN DEPOSITORY RECEIPT.
(B) - SECURITY EXEMPT FROM REGISTRATION UNDER RULE 144A OF THE SECURITIES ACT OF 1933. THESE SECURITIES MAY BE RESOLD IN TRANSACTIONS EXEMPT FROM REGISTRATION, NORMALLY TO QUALIFIED INSTITUTIONAL BUYERS.
(C)     - SECURITY IN DEFAULT.
(D) - SECURITY VALUED AT FAIR VALUE UNDER PROCEDURES ADAPTED BY THE BOARD OF DIRECTORS. (E) - PAYMENT-IN-KIND (F) - STEP-UP BOND * - NON-INCOME PRODUCING SECURITY.

AFBA 5STAR
HIGH YIELD FUND
================================================================================
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2005 (UNAUDITED)

SHARES OR
FACE AMOUNT     COMPANY                                                           MARKET VALUE
-----------------------------------------------------------------------------------------------
COMMON STOCKS - 4.25%
CONSUMER STAPLES - 1.42%
      6,300     The Coca-Cola Co.                                                 $    253,953
      7,950     ConAgra Foods, Inc.                                                    161,226
-----------------------------------------------------------------------------------------------
                                                                                       415,179
ENERGY - 0.03%
      1,370     Eagle Geophysical, Inc.*                                                10,618
-----------------------------------------------------------------------------------------------

FINANCIALS - 1.50%
      2,900     Bank of America Corp.                                                  133,835
      3,800     Citigroup, Inc.                                                        184,414
      5,200     W.P. Stewart & Co., Ltd.                                               122,564
-----------------------------------------------------------------------------------------------
                                                                                       440,813
INDUSTRIALS - 0.52%
     12,800     The ServiceMaster Co.                                                  152,960
-----------------------------------------------------------------------------------------------


TELECOMMUNICATION SERVICES - 0.81%
      5,100     A T & T, Inc.                                                          124,899
      3,700     Verizon Communications, Inc.                                           111,444
-----------------------------------------------------------------------------------------------
                                                                                       236,343

TOTAL COMMON STOCKS                                                                  1,245,295
-----------------------------------------------------------------------------------------------
(COST $1,243,604)

CONVERTIBLE PREFERRED STOCKS - 5.97%
        550     Adelphia Communications Corp., 13.00%, due 7/15/09 (c)                     275
      5,300     Boston Private Financial Corp., 4.875% due 10/01/34                    277,588
     16,050     Boston Private Financial Corp., 4.875% due 10/01/34 (b)                840,619
     16,000     ICO, Inc., 1.6875%, 12/31/49*                                          366,960
      5,100     TXI Capital Trust, Inc., 5.50%, 6/30/28                                263,670
-----------------------------------------------------------------------------------------------

TOTAL CONVERTIBLE PREFERRED STOCKS                                                   1,749,112
-----------------------------------------------------------------------------------------------
(COST $1,533,900)

CORPORATE BONDS - 58.12%
$   625,000     Allied Waste North America, 7.875% due 4/15/13                         648,437
    100,000     Allied Waste North America, 9.25% due 9/1/12                           108,750
    240,000     AlPharma, Inc., 8.625% due 5/1/11                                      261,900
    220,000     Ameristar Casinos, Inc., 10.75% due 2/15/09                            234,300
    255,000     Aztar Corp., 7.875% due 6/15/14                                        268,388
    325,000     Bausch & Lomb, Inc., 7.125% due 8/1/28                                 352,708
    425,000     Central Garden & Pet Co., 9.125% due 2/1/13                            450,500
    175,000     Eagle Geophysical, Inc., 10.75% due 7/15/08 (c) (d)                         --
    200,000     Elizabeth Arden, Inc., 7.75% due 1/15/14                               203,000
     25,000     Fisher Communications, Inc., 8.625% due 9/15/14                         26,500

AFBA 5STAR
HIGH YIELD FUND (CONTINUED)
================================================================================
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2005 (UNAUDITED)

SHARES OR
FACE AMOUNT     COMPANY                                                           MARKET VALUE
-----------------------------------------------------------------------------------------------
CORPORATE BONDS - (continued)
$    25,000     Ford Motor Credit Co., 5.80% due 1/12/09                          $     21,823
    500,000     Ford Motor Credit Co., 7.375% due 10/28/09                             443,796
    400,000     Ford Motor Co., 7.45% due 7/16/31                                      274,000
    200,000     FTD, Inc., 7.75% due 2/15/14                                           199,000
    425,000     General Motors Acceptance Corp., 6.875% due 8/28/12                    383,560
    460,000     Giant Industries, 8.00% due 5/15/14                                    477,250
    290,000     Greenbrier Companies, Inc., 8.375% due 5/15/15                         297,250
    235,000     GSC Holdings Corp.,  8.00% due 10/1/12 (b)                             222,075
    325,000     Host Marriott LP, 9.25% due 10/1/07                                    344,500
    325,000     Interface, Inc., 9.50% due 2/1/14                                      325,000
    200,000     Interface, Inc., 10.375% due 2/1/10                                    217,500
     60,000     Inverness Medical Innovations, 8.75% due 2/15/12                        61,200
    575,000     Iron Mountain, Inc., 7.75% due 1/15/15                                 582,187
    300,000     Iron Mountain, Inc., 8.625% due 4/1/13                                 314,250
    585,000     Isle of Capri Casinos, 7.00% due 3/1/14                                573,300
     90,000     Kaiser Aluminum & Chemical, 12.75% due 2/1/03 (c)                        4,725
    450,000     Lear Corp., 8.11% due 5/15/09                                          419,116
     10,000     Lucent Technologies, Inc., 7.25% due 7/15/06                            10,125
    250,000     Mail-Well Corp., 9.625% due 3/15/12                                    271,250
    340,000     Mandalay Resort Group, 7.625% due 7/15/13                              354,450
     85,000     Mandalay Resort Group, 10.25% due 8/1/07                                91,056
    125,000     MGM Mirage, Inc., 8.375% due 2/1/11                                    134,375
    294,000     Mikohn Gaming Corp., 11.875% due 8/15/08                               313,110
    175,000     Mobile Mini, Inc., 9.50% due 7/1/13                                    193,156
    225,000     Oxford Industries, Inc., 8.875% due 6/1/11                             230,344
    125,000     Park Place Entertainment, 8.125% due 5/15/11                           138,594
     85,000     Park Place Entertainment, 8.875% due 9/15/08                            92,119
    250,000     Penn National Gaming, Inc., 6.75% due 3/1/15                           246,875
    395,000     Penn National Gaming, Inc., 8.875% due 3/15/10                         416,725
        723     Philip Services, 6.00% due 4/15/10 (c) (d) (e)                              --
    325,000     Phillips Van-Heusen, 7.75% due 11/15/23                                339,625
    125,000     Pilgrims Pride Corp., 9.25% due 11/15/13                               134,062
    350,000     Pinnacle Entertainment, 8.25% due 3/15/12                              363,562
    350,000     Premcor Refining Group, 7.50% due 6/15/15                              373,317
    250,000     Premcor Refining Group, 9.25% due 2/1/10                               270,969
     50,000     Premcor Refining Group, 9.50% due 2/1/13                                55,759
     50,000     Pulte Homes, Inc., 8.125% due 3/1/11                                    55,126
    100,000     Purina Mills, Inc., 9.00% due 3/15/10 (c) (d)                               --
     35,000     Rayovac Corp., 8.50% due 10/1/13                                        30,713
    725,000     Rent-A-Center, Inc., 7.50% due 5/1/10                                  696,000
    110,000     Rent-Way, Inc., 11.875% due 6/15/10                                    117,563
    400,000     Rite Aid Corp., 7.50% due 1/15/15                                      380,000
    280,000     Rogers Wireless, Inc., 7.50% due 3/15/15                               303,800
    575,000     Royal Caribbean Cruises, 7.50% due 10/15/27                            618,844
    595,000     Spectrum Brands, Inc., 7.375% due 2/1/15                               499,800
     55,000     Swift Energy Co., 9.375% due 5/1/12                                     59,400
    800,000     Trump Entertainment Resorts, 8.50% due 6/1/15                          784,000
    600,000     United Refining Co., 10.50% due 8/15/12                                645,000
    275,000     US Concrete, Inc., 8.375% due 4/1/14                                   275,688
    900,000     Warner Chilcott Corp., 8.75% due 2/1/15 (b)                            832,500
     50,000     Williams Communication Group, Inc., 11.70% due 8/1/08 (c) (d)               --
    100,000     Williams Communication Group, Inc., 11.875% due 8/1/10 (c) (d)              --
-----------------------------------------------------------------------------------------------

TOTAL CORPORATE BONDS                                                               17,042,922
-----------------------------------------------------------------------------------------------
(COST $16,847,059)

CONVERTIBLE CORPORATE BONDS - 24.46%
    785,000     Amylin Pharmaceuticals, Inc., 2.50% due 4/15/11                      1,008,725
    200,000     Axcan Pharmaceuticals, Inc., 4.25% due 4/15/08                         227,500
    265,000     Best Buy, 2.25% due 1/15/22                                            282,887

AFBA 5STAR
HIGH YIELD FUND (CONTINUED)
================================================================================
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2005 (UNAUDITED)

SHARES OR
FACE AMOUNT     COMPANY                                                           MARKET VALUE
-----------------------------------------------------------------------------------------------
CONVERTIBLE CORPORATE BONDS - (continued)
$   492,000     Exide Technologies, 2.90% due 12/15/05 (c) (d)                    $         --
    700,000     Fairchild Semiconductor, Inc., 5.00% due 11/1/08                       686,000
    465,000     First Horizon Pharmaceuticals, 1.75% due 3/8/24                        430,706
    985,000     JetBlue Airways Corp., 3.75% due 3/15/35                             1,092,119
    550,000     Lions Gate Entertainment, 2.9375% due 10/15/24                         480,563
    500,000     Lions Gate Entertainment, 4.875% due 12/15/10                          767,500
     49,000     Moran Energy, Inc., 8.75% due 1/15/08                                   48,265
    287,000     NCO Group, Inc., 4.75% due 4/15/06                                     285,565
    132,000     OHM Corp., 8.00% due 10/1/06 (c) (d)                                        13
    800,000     Overstock.com, Inc., 3.75% due 12/1/11                                 582,000
     22,589     Philip Services, 3.00% due 4/15/20 (d) (f)                                   2
    425,000     Wind River Systems, Inc., 3.75% due 12/15/06                           431,375
    620,000     WMS Industries, 2.75% due 7/15/10                                      850,950
-----------------------------------------------------------------------------------------------

TOTAL CONVERTIBLE CORPORATE BONDS                                                    7,174,170
-----------------------------------------------------------------------------------------------
(COST $6,550,145)

MONEY MARKET ACCOUNT - 6.51%
   1,909,680    PNC Bank Money Market                                                1,909,680
-----------------------------------------------------------------------------------------------

TOTAL MONEY MARKET ACCOUNT                                                           1,909,680
-----------------------------------------------------------------------------------------------
(COST $1,908,680)


TOTAL INVESTMENTS - 99.34%                                                          29,131,797
(COST $28,084,388)

Other assets in excess of liabilities  - 0.66%                                         192,200
                                                                                  ------------

TOTAL NET ASSETS - 100.00%                                                        $ 29,323,997
                                                                                  ============


================================================================================

      (a) - American Depository Receipt.
      (B) - Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
      (C) - Security in default.
      (D) - Security valued at fair value under procedures adopted by the Board of Directors.
      (E) - Payment - in - Kind
      (F) - Step-Up Bond

         * - Non-income producing security.

AFBA 5STAR
LARGE CAP FUND
================================================================================
SCHEDULE OF INVESTMENTS
December 31, 2005 (unaudited)


SHARES               COMPANY                                        MARKET VALUE
--------------------------------------------------------------------------------

COMMON STOCKS -- 95.96%
CONSUMER DISCRETIONARY - 18.96%
     3,800           Carnival Corp.                                    $ 203,186
     8,900           Harley-Davidson, Inc.                               458,261
     6,800           Harrah's Entertainment, Inc.                        484,772
     9,900           International Game Technology                       304,722
     6,900           Marriott International, Inc.-Class A                462,093
     9,100           McDonald's Corp.                                    306,852
     9,200           Royal Caribbean Cruises Ltd.                        414,552
    30,900           Time Warner, Inc.                                   538,896
    12,500           Univision Communications, Inc.*                     367,375
     8,900           Viacom, Inc.*                                       290,140
    13,300           Walt Disney Co.                                     318,801
--------------------------------------------------------------------------------
                                                                       4,149,650

CONSUMER STAPLES - 7.70%
     3,900           Colgate-Palmolive Co.                               213,915
    13,800           CVS Corp.                                           364,596
     9,800           PepsiCo, Inc.                                       578,984
    11,900           Walgreen Co.                                        526,694
--------------------------------------------------------------------------------
                                                                       1,684,189

FINANCIAL -- 18.50%
    11,800           American Express Co.                                607,228
     2,360           Ameriprise Financial, Inc.                           96,760
    14,200           Bank Of New York Co., Inc.                          452,270
     2,900           Franklin Resources, Inc.                            272,629
     3,500           Goldman Sachs Group, Inc.                           446,985
     9,900           Mellon Financial Corp.                              339,075
    11,000           Morgan Stanley                                      624,140
    15,300           Northern Trust Corp.                                792,846
     8,800           Principal Financial Group, Inc.                     417,384
--------------------------------------------------------------------------------
                                                                       4,049,317

HEALTH CARE - 20.37%
    12,900           Abbott Laboratories                                 508,647
    14,500           Baxter International, Inc.                          545,925
    16,100           Bayer AG (a)                                        672,336
    17,300           Boston Scientific Corp.*                            423,677
     6,700           C. R. Bard,Inc.                                     441,664
     9,700           Johnson & Johnson                                   582,970
    33,200           Schering-Plough Corp.                               692,220
    13,700           Teva Pharmaceutical Industries, Ltd. (a)            589,237
--------------------------------------------------------------------------------
                                                                       4,456,676

INDUSTRIALS - 7.45%
    13,000           Automatic Data Processing, Inc.                     596,570
     7,200           FedEx Corp.                                         744,408
    17,650           Southwest Airlines Co.                              289,990
--------------------------------------------------------------------------------
                                                                       1,630,968

AFBA 5STAR
LARGE CAP FUND
================================================================================
SCHEDULE OF INVESTMENTS (CONTINUED)
December 31, 2005 (unaudited)


SHARES               COMPANY                                        MARKET VALUE
--------------------------------------------------------------------------------

COMMON STOCKS--(CONTINUED)
INFORMATION  TECHNOLOGY - 22.98%
    11,900           Analog Devices, Inc.                              $ 426,853
    11,700           Applied Materials, Inc.                             209,898
    20,300           Cisco Systems, Inc.*                                347,536
    24,200           Corning, Inc.*                                      475,772
    14,700           Expedia, Inc.*                                      352,212
    12,221           First Data Corp.                                    525,625
    15,000           Intel Corp.                                         374,400
    22,200           Microsoft Corp.                                     580,530
    34,900           Nokia Oyj (a)                                       638,670
    22,500           Symantec Corp.*                                     393,750
    13,300           Texas Instruments, Inc.                             426,531
    11,000           Xilinx, Inc.                                        277,310
--------------------------------------------------------------------------------
                                                                       5,029,087


TOTAL COMMON STOCKS                                                   20,999,887
--------------------------------------------------------------------------------
(COST $18,414,744)


MONEY MARKET ACCOUNT -- 3.87%
   846,379           PNC Bank Money Market                               846,379
--------------------------------------------------------------------------------


TOTAL MONEY MARKET ACCOUNT                                               846,379
--------------------------------------------------------------------------------
(COST $846,379)


TOTAL INVESTMENTS -- 99.83%                                           21,846,266
(COST $19,261,123)

Other assets in excess of liabilities--0.17%                              36,873
                                                                    ------------

TOTAL NET ASSETS -- 100.00%                                         $ 21,883,139
                                                                    ============



(A) AMERICAN DEPOSITORY RECEIPT.
*  NON-INCOME PRODUCING SECURITY.

AFBA 5STAR
MID CAP FUND
================================================================================
SCHEDULE OF INVESTMENTS
DECEMBER 30, 2005 (UNAUDITED)


    SHARES        COMPANY                                           MARKET VALUE
--------------------------------------------------------------------------------

COMMON STOCKS - 94.27%
CONSUMER DISCRETIONARY - 30.34%
     2,100        Abercrombie & Fitch Co.-Class A                 $     136,878
     7,000        Autoliv, Inc.                                         317,940
     7,900        Barnes & Noble, Inc.                                  337,093
     6,000        Boyd Gaming Corp.                                     285,960
     6,700        Brunswick Corp.                                       272,422
     4,800        Chico's FAS, Inc.*                                    210,864
    34,000        EMI Group PLC (a)                                     283,091
     6,100        Fairmont Hotels & Resorts, Inc.                       258,701
     2,900        Harley-Davidson, Inc.                                 149,321
     4,900        Harrah's Entertainment, Inc.                          349,321
     3,300        International Game Technology                         101,574
     4,300        MGM MIRAGE*                                           157,681
     7,800        Michaels Stores, Inc.                                 275,886
      2250        Mohawk Industries, Inc.*                              195,705
    11,200        Penn National Gaming, Inc.*                           369,040
    12,900        PETsMART, Inc.                                        331,014
     7,200        Royal Caribbean Cruises Ltd.                          324,432
    13,850        Take-Two Interactive Software, Inc.*                  245,145
    10,500        Talbots, Inc.                                         292,110
     5,800        Tiffany & Co.                                         222,082
     5,600        Weight Watchers International, Inc.*                  276,808
     5,800        Williams-Sonoma, Inc.*                                250,270
     4,600        Winnebago Industries, Inc.                            153,088
--------------------------------------------------------------------------------
                                                                      5,796,426
CONSUMER STAPLES - 1.02%
     7,400        CVS Corp.                                             195,508
--------------------------------------------------------------------------------

FINANCIAL - 9.33%
     8,300        A.G. Edwards, Inc.                                    388,938
     8,000        H&R Block, Inc.                                       196,400
    15,700        Janus Capital Group, Inc.                             292,491
     3,000        Legg Mason, Inc.                                      359,070
     3,700        Mellon Financial Corp.                                126,725
     2,600        Principal Financial Group, Inc.                       123,318
     4,100        T. Rowe Price Group, Inc.                             295,323
--------------------------------------------------------------------------------
                                                                      1,782,265
HEALTH CARE -  25.41%
    16,100        Amylin Pharmaceuticals, Inc.*                         642,712
     4,400        Barr Pharmaceuticals, Inc.*                           274,076
    10,000        Charles River Laboratories International, Inc.*       423,700
     8,200        Endo Pharmaceuticals Holdings, Inc.*                  248,132
     4,400        Fisher Scientific International, Inc.*                272,184
    11,600        IMS Health Inc.                                       289,072
    17,400        Medicis Pharmaceutical Corp.                          557,670
     8,300        MedImmune, Inc.*                                      290,666
     5,200        Millipore Corp.*                                      343,408
     5,700        Pharmaceutical Product Development, Inc.              353,115
    11,000        Shire PLC (a)                                         426,690
     4,800        Sigma-Aldrich Corp.                                   303,792
     2,200        Stericycle, Inc.*                                     129,536
     7,925        Waters Corp.*                                         299,565
--------------------------------------------------------------------------------
                                                                      4,854,318

AFBA 5STAR
MID CAP FUND (CONTINUED)
================================================================================
SCHEDULE OF INVESTMENTS
December 30, 2005 (unaudited)

     SHARES       COMPANY                                           MARKET VALUE
--------------------------------------------------------------------------------
COMMON STOCKS (continued)
INDUSTRIALS - 8.45%
     9,300        Career Education Corp.*                         $     313,596
     6,700        ChoicePoint, Inc.*                                    298,217
    12,900        DeVry, Inc.*                                          258,000
    12,400        Hewitt Associates, Inc.*                              347,324
     9,400        Iron Mountain, Inc.*                                  396,868
--------------------------------------------------------------------------------
                                                                      1,614,005
INFORMATION TECHNOLOGY -19.72%
    17,000        Altera Corp.*                                         315,010
    24,200        BEA Systems, Inc.*                                    227,480
    12,700        Cadence Design Systems, Inc.*                         214,884
     2,100        CheckFree Corp.*                                       96,390
    11,200        Citrix Systems, Inc.*                                 322,336
     5,900        Fiserv, Inc.*                                         255,293
     3,700        Garmin Ltd.                                           245,495
     7,700        Jabil Circuit, Inc.*                                  285,593
     5,200        KLA-Tencor Corp.                                      256,516
     6,500        National Semiconductor Corp.                          168,870
    17,200        Red Hat, Inc.*                                        468,528
     4,400        SanDisk Corp. *                                       276,408
     6,600        Scientific-Atlanta, Inc.                              284,262
    19,100        Semtech Corp.*                                        348,766
--------------------------------------------------------------------------------
                                                                      3,765,831

TOTAL COMMON STOCKS                                                  18,008,353
--------------------------------------------------------------------------------
(COST $15,016,229)

MONEY MARKET ACCOUNT - 8.63%
 1,648,352    PNC Bank Money Market                                   1,648,352
--------------------------------------------------------------------------------

TOTAL MONEY MARKET ACCOUNT                                            1,648,352
--------------------------------------------------------------------------------
(COST $1,648,352)


TOTAL INVESTMENTS - 102.90%                                          19,656,705
(COST $16,664,581)

 Liabilities in excess of other assets - (2.90%)                       (555,350)
                                                                  -------------

TOTAL NET ASSETS - 100.00%                                        $  19,101,355
                                                                  =============



(A) - AMERICAN DEPOSITORY RECEIPT
 *  - NON-INCOME PRODUCING SECURITY.

AFBA 5STAR
SCIENCE & TECHNOLOGY FUND
================================================================================
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2005 (UNAUDITED)

SHARES             COMPANY                                          MARKET VALUE
--------------------------------------------------------------------------------
COMON STOCKS - 97.37%
HEALTH CARE -- 41.69%
    1,800          Abbott Laboratories                              $    70,974
   14,000          Align Technology, Inc.*                               90,580
    4,800          American Medical Systems Holdings, Inc.*              85,584
    4,900          Amylin Pharmaceuticals, Inc.*                        195,608
    3,700          AtheroGenics, Inc.*                                   74,037
    6,700          Axcan Pharma, Inc.*                                  101,438
    1,100          Barr Pharmaceuticals, Inc.*                           68,519
    1,700          Baxter International, Inc.                            64,005
    2,100          Bayer AG (a)                                          87,696
    2,700          Boston Scientific Corp.*                              66,123
    1,700          C. R. Bard, Inc.                                     112,064
    2,400          Charles River Laboratories International, Inc.*      101,688
    1,400          Covance, Inc.*                                        67,970
    6,300          ev3, Inc.*                                            92,862
    1,100          Fisher Scientific International, Inc.*                68,046
    3,500          Immucor, Inc. *                                       81,760
    1,000          Johnson & Johnson                                     60,100
    3,000          Medicis Pharmaceutical Corp.                          96,150
    2,000          MedImmune, Inc.*                                      70,040
    2,100          Mentor Corp.                                          96,768
    1,300          Millipore Corp.*                                      85,852
    3,400          Myogen, Inc. *                                       102,544
    1,600          Pharmaceutical Product Development, Inc.              99,120
    3,600          Schering-Plough Corp.                                 75,060
    1,700          Shire PLC (a)                                         65,943
    1,200          Sigma-Aldrich Corp.                                   75,948
    1,400          St. Jude Medical, Inc.*                               70,280
    2,000          Sybron Dental Specialties, Inc.*                      79,620
    1,600          Teva Pharmaceutical Industries Ltd. (a)               68,816
    2,000          Varian Medical Systems, Inc.*                        100,680
   26,200          Vasogen, Inc.*                                        53,710
    2,600          Waters Corp.*                                         98,280
    2,300          Wyeth                                                105,961
-------------------------------------------------------------------------------
                                                                      2,833,826

AFBA 5STAR
SCIENCE & TECHNOLOGY FUND (CONTINUED)
================================================================================
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2005 (UNAUDITED)

SHARES             COMPANY                                          MARKET VALUE
--------------------------------------------------------------------------------

COMMON STOCKS (continued)
INDUSTRIALS -- 2.02%
    4,900          Hewitt Associates, Inc.*                        $    137,249
--------------------------------------------------------------------------------

INFORMATION TECHNOLOGY -- 53.66%
    3,800          ADTRAN, Inc.                                         113,012
    5,000          Altera Corp.*                                         92,650
    3,000          Analog Devices, Inc.                                 107,610
   12,700          BEA Systems, Inc.*                                   119,380
    1,400          Broadcom Corp.*                                       66,010
    3,200          Cabot Microelectronics Corp.*                         93,856
    4,300          Cadence Design Systems, Inc.*                         72,756
    6,175          Cisco Systems, Inc.*                                 105,716
    3,600          Citrix Systems, Inc.*                                103,608
    3,100          Cree, Inc.*                                           78,244
    2,100          Dell, Inc.*                                           62,979
    1,200          Diebold, Inc.                                         45,600
    5,200          Dolby Laboratories, Inc. *                            88,660
    9,200          EMC Corp.*                                           125,304
    5,500          Fairchild Semiconductor International, Inc.*          93,005
    4,700          FileNET Corp.*                                       121,495
    3,600          FormFactor, Inc.*                                     87,948
    4,825          Intel Corp.                                          120,432
    3,100          Jabil Circuit, Inc.*                                 114,979
    1,200          KLA-Tencor Corp.                                      59,196
    2,400          Kronos, Inc.*                                        100,464
    4,900          Manhattan Associates, Inc.*                          100,352
    2,350          Maxim Integrated Products, Inc.                       85,164
    2,650          Microchip Technology, Inc.                            85,198
    4,500          Microsoft Corp.                                      117,675
    4,300          MKS Instruments, Inc.*                                76,927
    3,800          Molex, Inc.                                           98,610
    3,400          National Instruments Corp.                           108,970
    6,200          Nokia Oyj (a)                                        113,460
    2,900          Novellus Systems, Inc.*                               69,948
   10,300          Oracle Corp.*                                        125,763
    3,600          Plexus Corp.*                                         81,864
    4,700          Red Hat, Inc.*                                       128,028
    1,150          SanDisk Corp.*                                        72,243
    1,900          Scientific-Atlanta, Inc.                              81,833
    6,100          Semtech Corp.*                                       111,386
    5,300          Symantec Corp.*                                       92,750
    2,100          Texas Instruments, Inc.                               67,347
    1,600          Trimble Navigation, Ltd.                              56,784
--------------------------------------------------------------------------------
                                                                      3,647,206

AFBA 5STAR
SCIENCE & TECHNOLOGY FUND (CONTINUED)
================================================================================
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2005 (UNAUDITED)

SHARES             COMPANY                                          MARKET VALUE
--------------------------------------------------------------------------------

TOTAL COMMON STOCKS                                                 $ 6,618,281
--------------------------------------------------------------------------------
(COST $5,838,129)

MONEY MARKET ACCOUNT -- 4.67%
  317,285          PNC Bank Money Market                                317,285
--------------------------------------------------------------------------------


TOTAL MONEY MARKET ACCOUNT                                              317,285
--------------------------------------------------------------------------------
(COST $317,285)

TOTAL INVESTMENTS --- 102.04%                                         6,935,566
--------------------------------------------------------------------------------
  (COST $6,155,414)

Liabilities in excess of other assets -- (2.04%)                       (138,722)



TOTAL NET ASSETS -- 100.00%                                         $ 6,796,844
                                                                    ============

(A) AMERICAN DEPOSITORY RECEIPT.
*  NON-INCOME PRODUCING SECURITY.

AFBA 5STAR
SMALL CAP FUND
================================================================================
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2005 (UNAUDITED)


SHARES             COMPANY                                          MARKET VALUE
-------------------------------------------------------------------------------
COMMON STOCKS - 96.67%
CONSUMER DISCRETIONARY - 24.60%
    110,050      Ameristar Casinos, Inc.                          $   2,498,135
    157,000      Borders Group, Inc.                                  3,402,190
     70,325      Central Garden & Pet Co.*                            3,230,731
     78,200      Christopher & Banks Corp.                            1,468,596
    111,107      GameStop Corp.*                                      3,210,992
    133,400      Gentex Corp.                                         2,601,300
    143,500      J. Jill Group, Inc.*                                 2,730,805
    284,600      Lions Gate Entertainment Corp.*                      2,185,728
    113,700      Orient-Express Hotel Ltd. - Class A                  3,583,824
     55,500      Oxford Industries, Inc.                              3,035,850
    100,100      Penn National Gaming, Inc.*                          3,298,295
    129,700      Tuesday Morning Corp.                                2,713,324
     59,700      WCI Communties, Inc.*                                1,602,945
     95,900      Winnebago Industries, Inc.                           3,191,552
    181,700      WMS Industries, Inc.*                                4,558,853
    100,400      Zale Corp.*                                          2,525,060
--------------------------------------------------------------------------------
                                                                     45,838,180
CONSUMER STAPLES - 2.06%
    100,700      Performance Food Group Co.*                          2,856,859
     37,600      United Natural Foods, Inc.*                            992,640
--------------------------------------------------------------------------------
                                                                      3,849,499

INDUSTRIALS - 13.87%
     43,667      Bright Horizons Family Solutions, Inc.*              1,617,862
    282,400      Corinthian Colleges, Inc.*                           3,326,672
    193,200      DeVry,Inc.*                                          3,864,000
    169,000      Educate, Inc.*                                       1,994,200
    116,500      FirstService Corp.*                                  2,988,225
     97,000      Heidrick & Struggles International, Inc. *           3,108,850
     51,500      ITT Educational Services, Inc.*                      3,044,165
    150,200      Korn/Ferry International *                           2,807,238
    140,900      Navigant Consulting, Inc.*                           3,096,982
--------------------------------------------------------------------------------
                                                                     25,848,194

FINANCIALS - 7.04%
    101,200      Boston Private Financial Holdings, Inc.              3,078,504
     40,200      Edwards, A.G., Inc.                                  1,883,772
     55,400      GAMCO Investors, Inc.                                2,411,562
     51,300      Raymond James Financial, Inc.                        1,932,471
    115,100      W.P. Stewart & Co., Ltd.                             2,712,907
     28,300      Wilmington Trust Corp.                               1,101,153
--------------------------------------------------------------------------------
                                                                     13,120,369

AFBA 5STAR
SMALL CAP FUND
================================================================================
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2005 (UNAUDITED)


SHARES            COMPANY                                           MARKET VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - (continued)
HEALTH CARE  - 25.17%
    298,900      Align Technology, Inc.*                          $   1,933,883
    162,900      American Medical Systems Holdings, Inc.*             2,904,507
    149,650      Amylin Pharmaceuticals, Inc.*                        5,974,028
    212,000      Axcan Pharma, Inc.*                                  3,209,680
     76,900      Charles River Laboratories International, Inc.*      3,258,253
     58,000      Covance, Inc.*                                       2,815,900
    148,900      First Horizon Pharmaceutical Corp.*                  2,568,525
    113,200      Immucor, Inc. *                                      2,644,352
     20,525      INAMED Corp.*                                        1,799,632
     68,300      Medicis Pharmaceutical Corp. - Class A               2,189,015
     84,500      Mentor Corp.                                         3,893,760
     88,900      Myogen, Inc. *                                       2,681,224
     87,400      Pharmaceutical Product Development, Inc.             5,414,430
     15,700      Stericycle, Inc. *                                     924,416
     49,900      Sybron Dental Specialties, Inc. *                    1,986,519
     31,200      VCA Antech, Inc.*                                      879,840
     89,300      Wright Medical Group, Inc. *                         1,821,720
--------------------------------------------------------------------------------
                                                                     46,899,684

INFORMATION TECHNOLOGY - 23.93%
    132,000      ADTRAN, Inc.                                         3,925,680
    111,600      Cabot Microelectronics Corp.*                        3,273,228
    141,300      Cree, Inc. *                                         3,566,412
    153,500      Dolby Laboratories, Inc. *                           2,617,175
    190,200      Fairchild Semiconductor International, Inc.*         3,216,282
    164,600      FileNET Corp.*                                       4,254,910
     78,100      FormFactor, Inc. *                                   1,907,983
     66,167      Kronos, Inc. *                                       2,769,751
    147,000      Manhattan Associates, Inc.*                          3,010,560
    312,500      Micrel, Inc.*                                        3,625,000
    166,500      MKS Instruments, Inc.*                               2,978,685
     89,100      National Instruments Corp.                           2,855,655
     83,150      Plexus Corp.*                                        1,890,831
    221,800      Semtech Corp.*                                       4,050,068
     18,300      Trimble Navigation Ltd. *                              649,467
--------------------------------------------------------------------------------
                                                                     44,591,687

TOTAL COMMON STOCKS                                                 180,147,613
--------------------------------------------------------------------------------
(COST $159,756,136)

MONEY MARKET ACCOUNT - 3.57%
  6,646,111      PNC Bank Money Market                                6,646,111
--------------------------------------------------------------------------------

TOTAL MONEY MARKET ACCOUNT                                            6,646,111
--------------------------------------------------------------------------------
 (COST $6,646,111)


TOTAL INVESTMENTS - 100.24%                                         186,793,724
(COST $166,402,247)

Liabilities in excess of other assets - (0.24%)                        (441,300)
                                                                  -------------
TOTAL NET ASSETS - 100.00%                                        $ 186,352,424
                                                                  =============



(A) - AMERICAN DEPOSITORY RECEIPT
 *  - NON-INCOME PRODUCING SECURITY.

AFBA 5STAR
USA GLOBAL FUND
================================================================================
SCHEDULE OF INVESTMENTS
December 31, 2005 (unaudited)


SHARES                 COMPANY                                     MARKET VALUE
--------------------------------------------------------------------------------

COMMON STOCKS - 99.23%
CONSUMER DISCRETIONARY - 15.69%
     66,800            Gentex Corp.                               $   1,302,600
     43,800            GTECH Holdings Corp.                           1,390,212
     18,200            Johnson Controls, Inc.                         1,326,962
     14,500            Las Vegas Sands Corp.*                           572,315
     38,100            McDonald's Corp.                               1,284,732
     17,200            Tiffany & Co.                                    658,588
     26,400            True Religion Apparel,  Inc.*.                   406,560
--------------------------------------------------------------------------------
                                                                      6,941,969

CONSUMER STAPLES - 15.50%
     27,900            Coca-Cola Co.                                  1,124,649
     19,300            Colgate-Palmolive Co.                          1,058,605
     25,500            H.J. Heinz Co.                                   859,860
     19,600            Kimberly-Clark Corp.                           1,169,140
     21,525            Procter & Gamble Co.                           1,245,867
     21,100            Wrigley, (Wm.) Jr. Co.                         1,402,939
--------------------------------------------------------------------------------
                                                                      6,861,060

ENERGY - 2.25%
     16,100            Halliburton Co.                                  997,556
--------------------------------------------------------------------------------
                                                                        997,556

FINANCIALS - 5.23%
     25,000            AFLAC, Inc.                                    1,160,500
     16,900            American International Group, Inc.             1,153,087
--------------------------------------------------------------------------------
                                                                      2,313,587

HEALTH CARE - 29.87%
     33,000            Abbott Laboratories                            1,301,190
     33,900            Baxter International, Inc.                     1,276,335
     22,100            Boston Scientific Corp.*                         541,229
     23,000            Johnson & Johnson                              1,382,300
     21,900            Mentor Corp.                                   1,009,152
     20,800            Millipore Corp.*                               1,373,632
     78,500            Schering-Plough Corp.                          1,636,725
     18,700            Sigma-Aldrich Corp.                            1,183,523
     15,300            Sybron Dental Specialties, Inc.*                 609,093
      8,400            Varian Medical Systems, Inc.*                    422,856
     27,100            Waters Corp.*                                  1,024,380
     31,600            Wyeth                                          1,455,812
--------------------------------------------------------------------------------
                                                                     13,216,227

INDUSTRAIALS - 3.60%
      4,300            Getty Images, Inc.*                              383,861
     19,700            Heidrick & Struggles International, Inc.*        631,385
      8,900            Teleflex, Inc.                                   578,322
--------------------------------------------------------------------------------
                                                                      1,593,568

AFBA 5STAR
USA GLOBAL FUND
================================================================================
SCHEDULE OF INVESTMENTS (continued)
December 31, 2005 (unaudited)


SHARES                 COMPANY                                     MARKET VALUE
--------------------------------------------------------------------------------

COMMON STOCKS - (CONTINUED)
 INFORMATION TECHNOLOGY - 27.09%
     26,100            Analog Devices, Inc.                       $     936,207
     25,830            Applied Materials, Inc.                          463,390
     25,700            Cabot Microelectronics Corp.*                    753,781
     42,300            Cisco Systems, Inc.*                             724,176
     14,200            Cognex, Corp.                                    427,278
     48,700            Fairchild Semiconductor International, Inc.      823,517
     19,700            FormFactor, Inc.*                                481,271
     37,700            Integrated Device Technology, Inc.*              496,886
     55,900            Intel Corp.                                    1,395,264
     15,100            KLA-Tencor Corp.                                 744,883
     52,900            Microsoft Corp.                                1,383,335
     22,000            Molex, Inc.                                      570,900
     38,600            Motorola, Inc.                                   871,974
     14,550            National Instruments Corp.                       466,327
     26,200            National Semiconductor Corp.                     680,676
     55,600            Oracle Corp.*                                    678,876
      2,550            Trimble Navigation, Ltd.*                         90,500
--------------------------------------------------------------------------------
                                                                     11,989,241


TOTAL COMMON STOCKS                                                  43,913,208
--------------------------------------------------------------------------------
(COST $38,935,816)


MONEY MARKET ACCOUNT - 0.82%
    362,740            PNC Bank Money Market                            362,740
--------------------------------------------------------------------------------


TOTAL MONEY MARKET ACCOUNT                                              362,740
--------------------------------------------------------------------------------
(COST  $362,740)


TOTAL INVESTMENTS -  100.05%                                         44,275,948
(COST $39,298,556)

Liabilities in excess of other assets - (0.05)%                         (23,776)
                                                                  --------------

TOTAL NET ASSETS - 100.00%                                        $  44,252,172
                                                                  ==============


*  NON-INCOME PRODUCING SECURITY.

Item 2. Controls and Procedures.

    (a) The registrant's principal executive officer and principal financial officer, or persons performing similar functions, have reviewed the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on this review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the registrant and by the registrant's service provider.

    (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) AFBA 5Star Fund, Inc.

By (Signature and Title)*  /s/ Andrew J. Welle
                         ------------------------------------------------------
                         Andrew J. Welle , Serving in the Capacity of Chief Executive Officer
                         (principal executive officer)

Date              April 18, 2006
    ---------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Andrew J. Welle
                         ------------------------------------------------------
                          Andrew J. Welle , Serving in the Capacity of Chief
                         Executive Officer
                         (principal executive officer)

Date              April 18, 2006
    ---------------------------------------------------------------------------


By (Signature and Title)*  /s/ Michael E. Houchins
                         ------------------------------------------------------
                         Michael E. Houchins, Chief Financial Officer
                         (principal financial officer)

Date              April 18, 2006
    ---------------------------------------------------------------------------